UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLP

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Todd B. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Todd B. Martin                 Elkhart , IN                       11/11/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $   240,682.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ ----------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
AMERICAN EXPRESS CO.     COM               025816109      589    17,375          SOLE                   17,375      0       0
BERKSHIRE HATHAWAY - B   COM               084670207   11,670     3,512          SOLE                    3,476      0      36
BROWN & BROWN, INC.      COM               115236101   31,941 1,667,078          SOLE                1,544,763      0 122,315
BRUNSWICK CORP.          COM               117043109      167    13,900          SOLE                   13,900      0       0
EMMIS COMM.CL A          COM               291525103    2,341 2,786,589          SOLE                2,149,586      0 637,003
FIFTH THIRD              COM               316773100      121    11,925          SOLE                   11,925      0       0
GANNETT CO INC           COM               364730101   21,932 1,753,147          SOLE                1,733,947      0  19,200
GANNETT CO INC           COM               364730101    3,897   311,500     CALL                             0      0       0
GARMIN LTD.              COM               G37260109    8,582   227,410          SOLE                  222,555      0   4,855
GENERAL ELECTRIC CO.     COM               369604103    8,264   503,315          SOLE                  499,690      0   3,625
GOLDMAN SACHS GROUP INC  COM               38141G104    3,318    18,000     PUT  SOLE                   18,000      0       0
HNI CORP                 COM               404251100    7,371   312,310          SOLE                  308,905      0   3,405
INTEL CORP.              COM               458140100      483    24,700          SOLE                   24,700      0       0
JOHNSON & JOHNSON        COM               478160104      563     9,245          SOLE                    9,245      0       0
LAMAR ADV.               COM               512815101   24,156   880,304          SOLE                  870,434      0   9,870
LAMAR ADV.               COM               512815101   21,823   795,300     PUT  SOLE                  795,300      0       0
LEE ENTERPRISES, INC.    COM               523768109       71    25,850          SOLE                   15,575      0  10,275
LOWE'S COS, INC.         COM               548661107   22,426 1,070,950          SOLE                  979,915      0  91,035
MCDONALD'S CORP.         COM               580135101      285     5,000          SOLE                    5,000      0       0
McGRAW-HILL COS.         COM               580645109   14,984   596,030          SOLE                  589,400      0   6,630
MERCK & CO.              COM               589331107      253     8,000          SOLE                    8,000      0       0
MICROSOFT CORP.          COM               594918104      694    26,990          SOLE                   26,880      0     110
MOHAWK INDUSTRIES, INC.  COM               608190104    1,979    41,495          SOLE                    9,970      0  31,525
PATTERSON COS. INC.      COM               703395103      542    19,890          SOLE                   19,340      0     550
PEPSICO, INC.            COM               713448108      575     9,800          SOLE                    9,800      0       0
POOL CORP.               COM               73278L105      913    41,069          SOLE                   41,020      0      49
PROGRESSIVE CORP.        COM               743315103    8,585   517,808          SOLE                  440,968      0  76,840
SKYLINE CORPORATION      COM               830830105      246    10,900          SOLE                   10,900      0       0
STRYKER CORPORATION      COM               863667101   15,761   346,929          SOLE                  343,457      0   3,472
TORCHMARK CORP.          COM               891027104    2,519    58,003          SOLE                   57,531      0     472
U.S. BANCORP             COM               902973304    1,144    52,335          SOLE                   52,045      0     290
UNITED HEALTH GROUP INC. COM               91324P102      836    33,400          SOLE                   33,400      0       0
WAL MART STORES          COM               931142103    1,345    27,400          SOLE                        0      0  27,400
WALGREEN CO.             COM               931422109    7,441   198,585          SOLE                  197,090      0   1,495
WALT DISNEY CO.          COM               254687106      291    10,600          SOLE                   10,600      0       0
WASHINGTON POST (CL B)   COM               939640108   12,068    25,782          SOLE                   25,504      0     278
WELLS FARGO & CO         COM               949746101      218     7,750          SOLE                    7,750      0       0
WYETH                    COM               983024100      287     5,900          SOLE                    5,900      0   


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